Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Disclosure Of Contingent Liabilities Text Block Abstract
CONTINGENT LIABILITIES

NOTE 9 - CONTINGENT LIABILITIES:

As further described in Note 11 to the Company’s annual financial statements for the year ended December 31, 2021, on June 18, 2021, Bright Data Ltd. (“Bright Data”) filed an action against NetNut alleging infringement of two U.S. patents and later on October 11, 2021 amended its complaint to assert infringement of additional three U.S. patents, as well as a claim for alleged false advertising. On May 17, 2022, the case was dismissed with prejudice as part of a settlement by the parties.